Janus Henderson Short Duration Flexible Bond Fund Expense Example, No Redemption - Class A C S I N T Shares [Member] - Janus Henderson Short Duration Flexible Bond Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 320
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	700
Expense Example, No Redemption, 10 Years	1,270
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	874
Expense Example, No Redemption, 10 Years	1,719
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	506
Expense Example, No Redemption, 5 Years	946
Expense Example, No Redemption, 10 Years	2,170
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	194
Expense Example, No Redemption, 5 Years	356
Expense Example, No Redemption, 10 Years	825
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	163
Expense Example, No Redemption, 5 Years	297
Expense Example, No Redemption, 10 Years	686
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	235
Expense Example, No Redemption, 5 Years	420
Expense Example, No Redemption, 10 Years	$ 953